Description of Organization and Business Operations - Summary of Reclassification of Selected Items In The Balance Sheet (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Oct. 12, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable warrant liability	$ 10,867,500	$ 18,716,250
Class A common stock subject to possible redemption	402,510,957	402,501,008
Additional Paid in Capital
Accumulated deficit	(26,639,203)	(30,865,045)
Total Stockholders' Deficit	$ (26,639,002)	(30,864,844)	$ 0
Previously Reported [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable warrant liability		0
Class A common stock subject to possible redemption		385,352,413
Class A common stock		171
Additional Paid in Capital		5,295,372
Accumulated deficit		(295,743)
Total Stockholders' Deficit		5,000,001
Revision of Prior Period, Adjustment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable warrant liability		18,716,250
Class A common stock subject to possible redemption		17,148,595
Class A common stock		(171)
Additional Paid in Capital		(5,295,372)
Accumulated deficit		(30,569,302)
Total Stockholders' Deficit		$ (35,864,845)